Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Intangible assets	£ 11,902	£ 10,764
Property, plant and equipment	5,848	4,849
Biological assets	94	66
Investments in associates and joint ventures	3,652	3,308
Other investments	37	40
Other receivables	37	36
Other financial assets	345	327
Deferred tax assets	114	100
Post employment benefit assets	1,553	1,018
Non-current assets	23,582	20,508
Current assets
Inventories	7,094	6,045
Trade and other receivables	2,933	2,385
Corporate tax receivables	149	145
Assets held for sale	222	0
Other financial assets	251	121
Cash and cash equivalents	2,285	2,749
Current assets	12,934	11,445
Total assets	36,516	31,953
Current liabilities
Borrowings and bank overdrafts	(1,522)	(1,862)
Other financial liabilities	(444)	(257)
Share buyback liability	(117)	(91)
Trade and other payables	(5,887)	(4,648)
Liabilities held for sale	(61)	0
Corporate tax payables	(252)	(146)
Provisions	(159)	(138)
Current liabilities	(8,442)	(7,142)
Non-current liabilities
Borrowings	(14,498)	(12,865)
Other financial liabilities	(703)	(384)
Other payables	(380)	(338)
Provisions	(258)	(274)
Deferred tax liabilities	(2,319)	(1,945)
Post employment benefit liabilities	(402)	(574)
Non-current liabilities	(18,560)	(16,380)
Total liabilities	(27,002)	(23,522)
Net assets	9,514	8,431
Equity
Share capital	723	741
Share premium	1,351	1,351
Other reserves	2,174	1,621
Retained earnings	3,550	3,184
Equity attributable to equity shareholders of the parent company	7,798	6,897
Non-controlling interests	1,716	1,534
Total equity	£ 9,514	£ 8,431